Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	$ 994	¥ 6,831	¥ 5,321	¥ 3,627
Effect of differing tax rates in different jurisdictions	72	493	854	736
Non-taxable income	(226)	(1,555)	(913)	(73)
Non-deductible expenses	136	935	653	115
Research and development super-deduction	(152)	(1,047)	(905)	(726)
Effect of PRC preferential tax rates and tax holiday	(327)	(2,250)	(2,095)	(1,851)
Effect of tax rate changes on deferred taxes	0	0	7	(13)
Over-accrued EIT for previous years	(90)	(616)	(579)	(520)
PRC withholding tax	80	553	101	283
Addition to valuation allowance	203	1,399	551	1,335
Taxation for the year	$ 690	¥ 4,743	¥ 2,995	¥ 2,913
Effective tax rate	17.00%	17.00%	14.00%	20.00%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	$ 9.38	¥ 64.47	¥ 60.33	¥ 53.41